Note 3 - Acquisitions and Reorganisation (Details) - Purchase Price Allocation ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Apr. 30, 2014 CNY (¥)
Note 3 - Acquisitions and Reorganisation (Details) - Purchase Price Allocation [Line Items]
Goodwill	¥ 133,474	$ 20,605	¥ 133,474
Nanjing [Member]
Note 3 - Acquisitions and Reorganisation (Details) - Purchase Price Allocation [Line Items]
Net tangible (liabilities) assets acquired				¥ (4,116)
Intangible assets				7,650
Goodwill				23,850
Deferred tax assets				1,529
Deferred tax liabilities				(1,913)
Total consideration				27,000
Wenzhou [Member]
Note 3 - Acquisitions and Reorganisation (Details) - Purchase Price Allocation [Line Items]
Net tangible (liabilities) assets acquired				2,708
Intangible assets				4,110
Goodwill				10,209
Deferred tax liabilities				(1,027)
Total consideration				16,000
Jiaxing [Member]
Note 3 - Acquisitions and Reorganisation (Details) - Purchase Price Allocation [Line Items]
Net tangible (liabilities) assets acquired				3,670
Intangible assets				7,290
Goodwill				20,862
Deferred tax liabilities				(1,822)
Total consideration				¥ 30,000